CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issued and outstanding capital stock
Equity at beginning of period	$ 1,406.4	$ 2,524.3
Repurchase of shares		(1,540.0)
Equity at end of period	2,027.8	1,406.4	$ 2,524.3
Aggregate purchase price of shares repurchased		1,540.0	43.9
Capital stock
Issued and outstanding capital stock
Equity at beginning of period	$ 3,019.7	$ 3,630.8
Balance at beginning of the year (in shares)	79,377,062	95,441,277
Repurchase of shares	$ 0.0	$ (611.1)
Repurchase of shares (in shares)		(16,064,215)
Equity at end of period	$ 3,019.7	$ 3,019.7	$ 3,630.8
Balance at end of the year (in shares)	79,377,062	79,377,062	95,441,277
Capital stock | CDP Capital
Issued and outstanding capital stock
Repurchase of shares (in shares)		(16,064,215)
Aggregate purchase price of shares repurchased		$ 1,540.0
Deficit
Issued and outstanding capital stock
Equity at beginning of period	$ (1,621.9)	(1,133.3)
Repurchase of shares		(928.9)
Equity at end of period	$ (1,026.0)	(1,621.9)	$ (1,133.3)
Deficit | CDP Capital
Issued and outstanding capital stock
Repurchase of shares		$ (928.9)